REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
ASSETS
Amounts due from reinsurers	$ 1,051	$ 1,130
Current and deferred income taxes	76	31
Purchased market risk benefits	13	16
Other assets	101	46
Separate Accounts assets	3,374	3,394
Total Assets	8,226	8,285
LIABILITIES
Policyholders’ account balances	3,751	3,503
Liability for market risk benefits	15	16
Future policy benefits and other policyholders' liabilities	669	566
Total Liabilities	7,994	7,638
Equity:
Additional paid-in capital	831	680
Accumulated deficit	(220)	(134)
Accumulated other comprehensive income (loss)	(382)	98
Total Equity	232	647
Total Liabilities and Equity	$ 8,226	8,285
As Previously Reported
ASSETS
Amounts due from reinsurers		1,136
Current and deferred income taxes		15
Purchased market risk benefits		0
Other assets		57
Separate Accounts assets		3,394
Total Assets		8,235
LIABILITIES
Policyholders’ account balances		3,504
Liability for market risk benefits		0
Future policy benefits and other policyholders' liabilities		470
Total Liabilities		7,527
Equity:
Additional paid-in capital		679
Accumulated deficit		(60)
Accumulated other comprehensive income (loss)		86
Total Equity		708
Total Liabilities and Equity		8,235
Impact of Revisions
ASSETS
Amounts due from reinsurers		0
Current and deferred income taxes		2
Purchased market risk benefits		0
Other assets		(11)
Separate Accounts assets		0
Total Assets		(9)
LIABILITIES
Policyholders’ account balances		0
Liability for market risk benefits		0
Future policy benefits and other policyholders' liabilities		0
Total Liabilities		0
Equity:
Additional paid-in capital		1
Accumulated deficit		(10)
Accumulated other comprehensive income (loss)		0
Total Equity		(9)
Total Liabilities and Equity		(9)
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
ASSETS
Amounts due from reinsurers		(6)
Current and deferred income taxes		14
Purchased market risk benefits		16
Other assets		0
Separate Accounts assets		0
Total Assets		59
LIABILITIES
Policyholders’ account balances		(1)
Liability for market risk benefits		16
Future policy benefits and other policyholders' liabilities		96	$ 0
Total Liabilities		111
Equity:
Additional paid-in capital		0
Accumulated deficit		(64)
Accumulated other comprehensive income (loss)		12
Total Equity		(52)
Total Liabilities and Equity		59
As Adjusted
ASSETS
Amounts due from reinsurers		1,130
Current and deferred income taxes		29
Purchased market risk benefits		16
Other assets		57
Separate Accounts assets		3,394
Total Assets		8,294
LIABILITIES
Policyholders’ account balances		3,503
Liability for market risk benefits		16
Future policy benefits and other policyholders' liabilities		566
Total Liabilities		7,638
Equity:
Additional paid-in capital		679
Accumulated deficit		(124)
Accumulated other comprehensive income (loss)		98
Total Equity		656
Total Liabilities and Equity		$ 8,294